Share capital - Disclosure of objectives, policies and processes for managing capital (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Long-term debt	$ 349,042	$ 352,769	$ 464,308
Total equity	1,493,446	1,771,595	$ 1,894,405
Undrawn revolving credit facility	380,518	320,000
Total capital	$ 2,223,006	$ 2,444,364